Russell International High Dividend Yield ETF
RUSSELL INTERNATIONAL HIGH DIVIDEND YIELD ETF
Investment Objective (Non-Fundamental)
The Fund seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell International High Dividend Yield ETF
Management Fee	[1]	0.48%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1][4]	0.48%
[1]	Effective April 1, 2012 through March 31, 2014, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation andwill not pay such a fee until such time as authorized by the Board of Trustees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.

Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Russell International High Dividend Yield ETF (USD $)	Russell International High Dividend Yield ETF
1 Year	49
3 Years	187

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Investments, Risks and Performance Principal Investment Strategies of the Fund
        The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Developed ex-U.S. Large Cap High Dividend Yield Index (the “Index”). The Fund’s investment adviser, Russell Investment Management Company (“RIMCo”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not attempt to outperform the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

        RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings, due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index; or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, which may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

        The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

        The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

        The Index is designed to select securities with high dividend yields. The Index includes securities in the Russell Developed ex-U.S. Large Cap Index (an index comprised of the large-cap segment of the developed equity market excluding the U.S.) with high dividend yields and quality characteristics such as dividend growth, earnings stability and sustained profitability. The Index is market-cap weighted and reconstituted quarterly.

        Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

        The Index is sponsored by Frank Russell Company (“Russell” or the “Index Provider”), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

        Tracking Error. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of its Index. RIMCo expects that, over time, the Fund’s tracking error will not exceed 5%.

        Industry Concentration Policy . The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Non-Diversification Policy. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers.
Principal Risks of Investing in the Fund
        As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
  Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.
  Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Index due to minimum lot size requirements, security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  Market Trading Risks. The Fund faces numerous market trading risks, including the potential absence of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value.
  Industry Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
  Non-U.S. Securities . Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts . Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Reliability of Data . The Index is constructed by selecting securities that exhibit specific traits . Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the specific trait. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.
  New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction .
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  High Dividend Yield Style. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.